Fuller & Thaler Behavioral Small-Cap Equity Fund
SUMMARY SECTION FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND
Investment Objective
The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Small-Cap Equity Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Fuller & Thaler Behavioral Small-Cap Equity Fund		Investor	Institutional	R6
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.80%	0.79%	0.70%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.67%	1.41%	1.32%
Expense Reductions	[1]	(0.40%)	(0.42%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.27%	0.99%	0.82%
[1]	The Fund’s fees and expenses reflected above do not match the financial highlights in its annual report for the period ended September 30, 2017, as the fees and expenses above reflect the contractual expense limitation effective February 1, 2018. The Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“Fuller & Thaler” or the “Adviser”) has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.25%, 0.97% and 0.80% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2019. Prior to February 1, 2018, for the period February 1, 2017 through January 31, 2018, the Adviser has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.05%, 0.90%, and 0.80% for Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets. The expense limitation does not apply to (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and (v) indirect expenses such as acquired fund fees and expenses. So long as the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser will recoup the sum of all fees previously waived or expenses reimbursed during any of the previous 36 months, less any reimbursement previously paid, if such recoupment can be achieved within the foregoing expense limits, as well as any expense limitation in effect at the time the reimbursement is made. This expense limitation agreement may be terminated by the Board of Trustees (the “Board”) at any time.

Example:
The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.
Example: Assuming you redeem your shares at the end of each period
Expense Example - Fuller & Thaler Behavioral Small-Cap Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	129	487	870	1,943
Institutional Shares	101	405	731	1,655
R6 Shares	84	369	676	1,547

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2017 was 26% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example above, can adversely affect the Fund’s investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization (“small-cap”) companies based in the U.S. (“80% Policy”). The Fund must provide shareholders with 60 days’ prior written notice if it changes its 80% Policy. The Fund considers a company to be based in the U.S. if it is publicly traded in the U.S. and it satisfies one or more of the following additional criteria: it is incorporated in the U.S., it is headquartered in the U.S., its reported assets are primarily located in the U.S., or it derives the majority of its revenue from the U.S. The Fund defines small-cap companies as companies with market capitalizations, at the time of investment, that generally do not exceed the market capitalization of the largest company included in the Russell 2000 Index, which was $10.3 billion as of September 30, 2017. The size of the companies included in the Russell 2000 Index will change as a result of market conditions and reconstitution of the Index.

The Fund seeks to achieve its investment objective by building a diversified portfolio of U.S. stocks in a disciplined process that applies the proprietary research of Fuller & Thaler, the Fund’s investment adviser, on the behavioral biases of other investors. Fuller & Thaler’s investment process is based on decades of research into behavioral finance. Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules of thumb, and have priorities beyond risk and return. Fuller & Thaler’s process identifies and exploits those mistakes. The Adviser’s analysis includes making educated predictions of when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity. There are two kinds of mistakes that produce buying opportunities: over-reaction and under-reaction. Investors may over-react to bad news and losses (e.g., panic) that may present opportunities in typically value-oriented stocks, or they may under-react to good news (e.g., not pay attention) that may present opportunities in typically growth-oriented stocks. At the individual stock level, Fuller & Thaler searches for events related to insider buying, earnings announcements, and other news that suggest these types of investor misbehavior (over-reaction or under-reaction) and draws from its more than 20 years of experience in analyzing events that suggest investor misbehavior. If these behaviors are present, Fuller & Thaler then proceeds to its fundamental analysis of the company. In summary, if an investor mistake is likely and the company has solid fundamentals, the portfolio managers buy the stock. The portfolio managers generally sell when they believe investor misbehavior has reversed or the firm’s fundamentals deteriorate. There is no set length of time that the Fund expects to hold a particular security. The Fund seeks to deliver similar risk characteristics to the Russell 2000 Index.

The final portfolio is expected to have diversification with respect to sectors. Before trading, the portfolio managers review the portfolio’s characteristics relative to its benchmark, and may adjust position sizes to control exposures to sectors, market beta, and other characteristics. The Fund may also invest a portion of its assets in real estate investment trusts (REITs). REITs are pooled investment vehicles that generally invest in income-producing real estate or real estate-related loans or interests.
Principal Investment Risks
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below (in alphabetical order).

Please see “Additional Information Regarding Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Behavioral Strategy Risk. When taking investment positions, Fuller & Thaler will apply principles based on behavioral finance. In order to take advantage of behavioral biases, Fuller & Thaler generally focuses on certain markers of possible under- and over-reaction. Securities identified using this type of strategy may perform differently from the market as a whole as a result of the criteria used in the analysis, whether the criteria used are successful in predicting investor behavior, the weight placed on each criteria, and changes in the criteria’s historical trends. The criteria used in implementing this strategy and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. These changes may not be reflected in the current analytical approach used to implement the behavioral strategy. There can be no guarantee that Fuller & Thaler will be successful in applying behavioral finance principles to successfully predict investor behavior to exploit stock price anomalies.

Equity Securities Risk. Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Investment Company Risk. The Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code (“IRC”) impose numerous constraints on the operations of registered investment companies, like the Fund. These restrictions may prohibit the Fund from making certain investments thus potentially limiting its profitability. Moreover, failure to satisfy certain requirements required under the IRC may prevent the Fund from qualifying as a registered investment company thus requiring the Fund to pay unexpected taxes and penalties, which could be material.

Issuer Risk. The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Liquidity Risk. The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk. The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Market Risk. The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Regulatory Risk. Changes in government regulations may adversely affect the operations and value of the Fund or the companies in which it invests. Industries and markets that are not adequately regulated may be susceptible to the initiation of inappropriate practices that adversely affect the Fund or the companies in which it invests.

REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. Small-cap companies may be unable to generate funds necessary for growth or potential development, or may be developing or marketing new products or services for markets that are not yet firmly established. In addition, such companies may become subject to intense competition from larger more established companies. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Investor Shares (formerly, A Shares) from year to year. The performance of each of the Institutional Shares and R6 Shares is higher than the performance of the Investor Shares during the same periods because of lower fees and expenses paid by these classes.

The table shows the average annual returns of the Investor Shares (formerly, A Shares), Institutional Shares (formerly, Select Shares) and R6 Shares (formerly, Institutional Shares), for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index.

Visit www.fullerthalerfunds.com for more current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.
Small-Cap Equity Fund Calendar Year Total Returns – Investor Shares
[1]	The Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was consummated on October 23, 2015 (the “Reorganization”), the Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund (tickers- AZFAX, AZFCX, and AZFDX respectively), which became the Investor Shares (formerly, A Shares) of the Fund; the Class P Shares of the Predecessor Fund (ticker AZFPX), which became the Institutional Shares (formerly, Select Shares) of the Fund; and the Institutional Shares of the Predecessor Fund (ticker AZFIX), which became the R6 Shares (formerly, Institutional Shares) of the Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to October 23, 2015 represent the performance of the Predecessor Fund and its classes. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. In addition, the Fund’s performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to some differences in their principal investment strategies.

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest	1/1/2012 – 3/31/2012	14.47%
Lowest	7/1/2015 – 9/30/2015	(5.32)%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2016)
Average Annual Total Returns - Fuller & Thaler Behavioral Small-Cap Equity Fund		1 Year	5 Years		Since Inception		Inception Date
Investor Shares		29.58%	17.68%	[1]	18.01%	[1]	Sep. 08, 2011	[1]
Investor Shares | After Taxes on Distributions	[2]	29.47%	14.19%	[1]	14.69%	[1]	Sep. 08, 2011	[1]
Investor Shares | After Tax on Distributions and Sale of Fund Shares	[2]	16.83%	13.14%	[1]	13.52%	[1]	Sep. 08, 2011	[1]
Institutional Shares		29.82%	17.88%	[1]	18.22%	[1]	Sep. 08, 2011	[1]
R6 Shares		30.05%	18.05%	[1]	18.39%	[1]	Sep. 08, 2011	[1]
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[3]	21.31%	14.46%		15.05%		Sep. 08, 2011
[1]	The Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was consummated on October 23, 2015 (the “Reorganization”), the Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund (tickers- AZFAX, AZFCX, and AZFDX respectively), which became the Investor Shares (formerly, A Shares) of the Fund; the Class P Shares of the Predecessor Fund (ticker AZFPX), which became the Institutional Shares (formerly, Select Shares) of the Fund; and the Institutional Shares of the Predecessor Fund (ticker AZFIX), which became the R6 Shares (formerly, Institutional Shares) of the Fund. Accordingly, the performance results shown above in the bar chart and the average annual total returns table for periods prior to October 23, 2015 represent the performance of the Predecessor Fund and its classes. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. In addition, the Fund’s performance during the periods reflected in the bar chart and table may have been different from that of the Predecessor Fund due to some differences in their principal investment strategies.
[2]	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax- deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Investor shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
[3]	The Russell 2000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund's portfolio. The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe and is a subset of the Russell 3000 Index. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.